Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of the Useful Life of Property, Plant and Equipment
Equipment	5 years
Office equipment	5 years
Leasehold improvements	Over the lease terms
Software	5 years

Equipment	5 years
Office equipment	5 years
Leasehold improvements	Over the lease terms
Software	5 years

Schedule of Foreign Currency Exchange Rates
March 31, 2014
Balance sheet	RMB 6.1619 to US $1.00
Statement of income and other comprehensive income	RMB 6.1156 to US $1.00

March 31, 2013
Balance sheet	RMB 6.2666 to US $1.00
Statement of income and other comprehensive income	RMB 6.2769 to US $1.00

December 31, 2013
Balance sheet	RMB 6.1104 to US $1.00
Statement of income and other comprehensive income	RMB 6.1905 to US $1.00

December 31, 2013
Balance sheet	RMB 6.1104 to US $1.00
Statement of operations and other comprehensive loss	RMB 6.1905 to US $1.00

December 31, 2012
Balance sheet	RMB 6.3011 to US $1.00
Statement of operations and other comprehensive loss	RMB 6.3034 to US $1.00

CC Power [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entity
	March 31,	December 31,
	2014	2013

Total current assets	$89,058	$86,173
Total assets	244,583	153,178
Total current liabilities	527,507	551,012
Total liabilities	527,507	551,012

	2013	2012

Total current assets	$86,173	$113,894
Total assets	153,178	190,199
Total current liabilities	551,012	320,873
Total liabilities	551,012	341,003

Jifu [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entity
	March 31,	December 31,
	2014	2013

Total current assets	$6,151,398	$5,138,384
Total assets	6,172,165	5,161,150
Total current liabilities	4,141,857	3,405,746
Total liabilities	4,141,857	3,405,746

	December 31,	December 31,
	2013	2012

Total current assets	$5,138,384	$-
Total assets	5,161,150	-
Total current liabilities	3,405,746	-
Total liabilities	3,405,746	-